Goodwill and intangible assets - Movements in PVIF (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 20,443
Goodwill and intangible assets ending balance	20,622	$ 20,443
Present value of in-force long-term insurance business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	9,435
Change in PVIF of long-term insurance business	130	382
– value of new business written during the year	1,090	776
– expected return1	(903)	(1,003)
– assumption changes and experience variances	(105)	604
– other adjustments	48	5
Exchange differences and other movements	(112)	108
Goodwill and intangible assets ending balance	$ 9,453	$ 9,435